Document and Entity Information (USD $)	6 Months Ended
	Jun. 30, 2012	Jul. 26, 2012
Document And Entity Information
Entity Registrant Name	FLUOROPHARMA MEDICAL, INC.
Entity Central Index Key	0001402785
Document Type	S-1
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 22,441
Entity Common Stock, Shares Outstanding		22,440,894
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 1,690,521	$ 3,265,141
Prepaid expenses & other	106,859	50,291
Total Current Assets	1,797,380	3,315,432
Property and equipment, net	193,332	169,808
Intangible assets, net	58,201	61,155
Total Assets	2,048,913	3,546,395
Current Liabilities:
Accounts payable	229,051	341,172
Accrued expenses	3,108	39,232
Total Current Liabilities	232,159	380,404
Commitments & Contingencies
Stockholders' Equity (Deficit):
Preferred stock Series A; $0.001 par value, 3,500,000 designated 2,022,321 and 1,924,230 shares issued and outstanding, respectively	2,022	1,924
Common stock - Class A - $0.001 par value, 200,000,000 authorized, 22,440,894 and 22,310,894 shares issued and outstanding, respectively	22,442	22,312
Additional paid-in capital	16,411,418	16,015,484
Deficit accumulated in the development stage	(14,619,128)	(12,873,729)
Total Stockholders' Equity	1,816,754	3,165,991
Total Liabilities and Stockholders' Equity	$ 2,048,913	$ 3,546,395

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Preferred stock Series A, par value	$ 0.001	$ 0.001
Preferred stock Series A, Issued and Outstanding	2,022,321	1,924,230
Preferred stock Series A,designated	3,500,000	3,500,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, Authorized	200,000,000	200,000,000
Common stock, Issued and Outstanding	22,440,894	22,310,894

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		109 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Operating Expenses:
General and administrative	$ 289,837	$ 1,506,684	$ 567,884	$ 1,523,717	$ 5,548,642
Professional fees	282,468	181,855	638,789	340,618	3,777,233
Research and development	264,976	245,236	560,271	245,236	5,204,048
Sales				269	1,292
Taxes	8,949		8,949		8,949
Amortization	1,477	3,911	2,954	7,822	103,407
Depreciation	3,436	5,678	9,510	11,682	140,594
Total Operating Expenses	851,143	1,943,363	1,788,357	2,129,344	14,784,165
Loss from Operations	(851,143)	(1,943,363)	(1,788,357)	(2,129,344)	(14,784,165)
Other Income (Expense):
Interest income	187		374		4,701
Gain on debt reconstruction					1,358,127
Loss on disposition of fixed assets					(71,550)
Gain on settlement of accounts payable		113,406	124,000	113,406	248,889
Interest expense		(105,970)		(131,146)	(316,326)
Total Other Income (Expense), net	187	7,436	124,374	(17,740)	1,223,841
Loss Before Provision for Income Taxes	(850,956)	(1,935,927)	(1,663,983)	(2,147,084)	(13,560,324)
Provision for Income Taxes
Net Loss	(850,956)	(1,935,927)	(1,663,983)	(2,147,084)	(13,560,324)
Preferred Stock Dividend	(41,103)		(81,416)		(1,058,804)
Net Loss Attributable to Common Stockholders	$ (892,059)	$ (1,935,927)	$ (1,745,399)	$ (2,147,084)	$ (14,619,128)
Net loss per common share
Basic	$ (0.04)	$ (0.12)	$ (0.08)	$ (0.15)
Diluted	$ (0.04)	$ (0.12)	$ (0.08)	$ (0.15)
Weighted Average Shares Used in per Share Calculation:
Basic	22,440,894	15,727,687	22,389,182	14,261,362
Diluted	22,440,894	15,727,687	22,389,182	14,216,362

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		109 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,663,983)	$ (2,147,084)	$ (13,560,324)
Adjustments to reconcile net loss to net cash used by operating activities
Depreciation and amortization	12,464	19,504	244,001
Issuance of common stock for consulting			23,488
Expenses related to employee stock options	158,430	1,566,816	2,462,609
Amortization of debt discount		8,646	19,292
Non-cash fair value of stock options issued to non-employee for consulting	110,500		1,480,610
Non-cash fair value of warrants issued to non-employees	45,816		45,816
Loss on fixed asset dispositions			71,550
Gain on debt settlement	(124,000)		(1,607,016)
Loss on early extinguishment of debt			61,419
Expenses Paid by issuance of Preffered stock / Common stock		98,649	177,650
(Increase) decrease in:
Accounts receivable		(218,753)	50,000
Prepaid expenses	(56,569)	(66,237)	(106,859)
Increase (decrease) in:
Accounts payable	11,879	(240,368)	717,998
Accrued expenses	(36,122)	(226,704)	498,892
Net Cash Used by Operating Activities	(1,541,585)	(1,205,531)	(9,420,874)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for intangible assets		(2,500)	(161,609)
Net cash received in acquisition		69	69
Cash paid for purchase of property and equipment	(33,035)		(405,078)
Net Cash Used by Investing Activities	(33,035)	(2,431)	(566,618)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of notes - stockholder			1,400,000
Proceeds from issuance of short-term convertible notes		195,000	608,165
Advances from stockholders			679,500
Proceeds from sale of common stock, net		2,630,929	7,070,348
Proceeds from sale of preferred stock, net		1,395,000	1,920,000
Net Cash Provided by Financing Activities		4,220,929	11,678,013
Net Increase (Decrease) in Cash and Cash Equivalents	(1,574,620)	3,012,967	1,690,521
Cash and Cash Equivalents, Beginning of Period	3,265,141	11,413
Cash and Cash Equivalents, End of Period	1,690,521	3,024,380	1,690,521
Supplemental Cash Flow Disclosures:
Interest expense paid in cash
Income tax paid
Supplemental Non-Cash Disclosure:
Conversion of preferred stock to common stock			288
Notes payable - stockholder - settled in common stock		835,000	2,135,000
Accrued interest - stockholder - settled in common stock		41,180	188,569
Preferred Stock Dividend	(81,416)		(1,058,804)
Advances from stockholders settled in common stock			679,500
Accounts payable settled in common stock			471,472
Accounts payable settled in common stock options			30,500
Accrued expenses settled in common stock options			3,000
Decrease in accounts payable related to fixed asset disposition			133,314
Decrease in accounts payable related to settlement	124,000	113,406	296,889
Decrease in accrued expenses related to settlement			3,000
Increase in accounts receivable related to common stock issuance			$ 50,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of FluoroPharma Medical, Inc. and subsidiary (“FPM”, "FluoroPharma" or the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and the rules and regulations of the U.S. Securities and Exchange Commission (the "SEC").  Accordingly, the unaudited condensed consolidated financial statements do not include all information and footnotes required by accounting principles generally accepted in the United States of America for complete annual financial statements.  In the opinion of management, the accompanying unaudited condensed consolidated financial statements reflect all adjustments, consisting of only normal recurring adjustments, considered necessary for a fair presentation.  Certain prior year amounts in the condensed consolidated financial statements and notes thereto have been reclassified to conform to the current period’s presentation. Interim operating results are not necessarily indicative of results that may be expected for the year ending December 31, 2012 or for any other interim period.  The unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements of the Company and the notes thereto as of and for the year ended December 31, 2011, as included in the Company's Form 10-K filed with the SEC on March 16, 2012.

As of June 30, 2012, the Company has not generated any revenues from the development of its products and is therefore still considered to be a development stage company as defined in Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 915 “Development Stage Entities”. The Company is devoting substantially all of its present efforts to research and development of commercially viable products that meet the standards of and are approved by the Food and Drug Administration, raising capital and attracting qualified advisors and personnel to further advance the Company’s goals. The Company has not commenced its planned principal operations, has not generated any revenues from operations and has no assurance of any future revenues. All losses accumulated since incorporation on June 13, 2003 have been considered as part of the Company's development stage activities.

On May 16, 2011, the Company entered into an Agreement and Plan of Merger (the "Merger Agreement") with FluoroPharma, Inc., a Delaware corporation ("FPI"), and FPI Merger Corporation, a newly formed, wholly owned Delaware subsidiary of FPM ("MergerCo”). Upon closing of the merger transaction contemplated under the Merger Agreement (the "Merger"), on May 16, 2011, MergerCo merged with and into FPI, and FPI, as the surviving corporation, became a wholly owned subsidiary of FPM.

The acquisition was accounted for as a reverse merger using accounting principles applicable to reverse acquisitions whereby the financial statements subsequent to the date of the transaction are presented as a continuation of FPI.  Under reverse acquisition accounting FluoroPharma, Inc. (the legal subsidiary) will be treated as the accounting parent (acquirer) and FPM (the legal parent) will be treated as the accounting subsidiary (acquiree).  All outstanding shares have been restated to reflect the effect of the recapitalization, which includes a 3 for 2 issuance of FPM shares to FPI shareholders.

Use of Estimates

The accompanying condensed consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, and include certain estimates and assumptions which affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period, including contingencies. Accordingly, actual results may differ from those estimates.

Concentration of Risks

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company primarily maintains its cash balances with financial institutions in federally insured accounts. The Company has not experienced any losses to date resulting from this practice.

Principles of Consolidation

The condensed consolidated financial statements include the accounts of the Company and the Subsidiary. Intercompany transactions and balances have been eliminated upon consolidation.

Property and Equipment

Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The Company’s property and equipment at June 30, 2012 and December 31, 2011 consisted of computer and office equipment and machinery and equipment with estimated useful lives of three to five years.

Intangible Assets

The Company’s intangible assets consist of technology licenses and website development costs, and are carried at the legal cost to obtain them. Intangible assets are amortized using the straight-line method over the estimated useful life. Useful lives are as follows: technology licenses, five to 15 years; website development costs, three years.

Impairments

The Company assesses the impairment of long-lived assets, including other intangible assets, whenever events or changes in circumstances indicate that their carrying value may not be recoverable in accordance with ASC Topic 360-10-35, “Impairment or Disposal of Long-Lived Assets.” The determination of related estimated useful lives and whether or not these assets are impaired involves significant judgments, related primarily to the future profitability and/or future value of the assets. The Company records an impairment charge if it believes an investment has experienced a decline in value that is other than temporary.

Management has determined that no impairments were required as of June 30, 2012 or December 31, 2011.

Fair Value of Financial Instruments

The Company's financial instruments primarily consist of cash and cash equivalents and accounts payable. All instruments are accounted for on the historical cost basis, which, due to the short maturity of these financial instruments, approximates the fair value at the reporting dates of these financial statements.

ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels as follows:

Level 1: Quoted prices for identical instruments in active markets accessible at the measurement date.

Level 2: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3: Unobservable inputs for the instrument are only used when there is little, if any, market activity for the instrument at the measurement date. Price or valuation techniques require inputs that are both significant to the fair value measurement and unobservable.

Income Taxes

The Company accounts for income taxes and the related accounts under the liability method. Deferred tax assets and liabilities are determined based on the differences between the financial statement carrying amounts and the income tax bases of assets and liabilities. A valuation allowance is applied against any net deferred tax asset if, based on available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company continues to recognize net operating losses. The estimated operating loss for this period is $1,800,000, which results in an increase in the deferred tax asset and associated valuation allowance of approximately $619,000, using the combined state and federal tax rates of approximately 38%.

There are no unrecognized tax benefits included in the consolidated balance sheets that would, if recognized, affect the effective tax rate.

The Company’s policy is to recognize interest and/or penalties related to income tax matters in income tax expense.  The Company had no accrual for interest or penalties on its balance sheets at June 30, 2012 or December 31, 2011, and has not recognized interest and/or penalties in the statement of operations for the periods ended June 30, 2012 and December 31, 2011.   Further, the Company currently has no open tax years, subject to audit prior to December 31, 2008.

Accounting for Share-Based Payments

The Company follows the provisions of ASC Topic 718, which establishes the accounting for transactions in which an entity exchanges equity securities for services and requires companies to expense the estimated fair value of these awards over the requisite service period. FPM uses the Black-Scholes option pricing model in determining fair value. Accordingly, compensation cost has been recognized using the fair value method and expected term accrual requirements as prescribed, which resulted in employee stock-based compensation expense for the six months ending June 30, 2012 and June 30, 2011 of $158,430 and $1,566,816, respectively.

A portion of the 2011 expense was the result of changes to the terms of previously granted options in the Merger. The number of shares increased (3 for 2) and the exercise prices decreased.

The Company accounts for share-based payments granted to non-employees in accordance with ASC Topic 505, “Equity Based Payments to Non-Employees.” The Company determines the fair value of the stock-based payment as either the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable.  If the fair value of the equity instruments issued is used, it is measured using the stock price and other measurement assumptions as of the earlier of either (1) the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or (2) the date at which the counterparty’s performance is complete.

The fair value of each share-based payment is estimated on the measurement date using the Black-Scholes model with the following assumptions:

	2012	2011

Risk-free interest rate	2.42%	3.90%
Expected volatility	77.04%	117%
Dividend yield	none	none

Loss per Share

The Company computes net income (loss) per common share in accordance with ASC Topic 260. Net income (loss) per share is based upon the weighted average number of outstanding common shares and the dilutive effect of common share equivalents, such as options and warrants to purchase common stock, and convertible notes, if applicable, that are outstanding each year.

Net loss per share is presented as both basic and diluted net loss per share. Basic net loss per share excludes any dilutive effects of options and warrants. Diluted net loss per share includes the impact of potentially dilutive securities. No dilutive effect was calculated for the three and six months ended June 30, 2012 and 2011 as the Company reported a net loss for each respective period and the effect would have been anti-dilutive. As of June 30, 2012, the Company had outstanding options exercisable for 3,876,548 shares of its common stock and warrants exercisable for 5,183,531 shares of its common stock.  As of June 30, 2011, the Company had outstanding options exercisable for 4,101,000 shares of its common stock and warrants exercisable for 3,934,780 shares of its common stock.

Research and Development Costs

Research and development costs are expensed as incurred.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.

Liquidity

The Company has experienced net losses and negative cash flows from operations since its inception.  The Company has sustained cumulative losses since inception of $14,619,128 as of June 30, 2012.  The Company has historically financed its operations through issuances of equity and the proceeds of debt instruments. In the past, the Company has also provided for its cash needs by issuing common stock, options and warrants for certain operating costs, including consulting and professional fees.

The Company continues to actively pursue various funding options, including equity offerings and debt financings, to obtain additional funds to continue the development of its products and bring them to commercial markets. There can be no assurance that we will be able to consummate any fund raising transactions on terms acceptable to us or at all.

The Company’s current cash reserves of approximately $1.7 million as of the date of this report, should provide the Company with sufficient cash to fund its operations into 2013.  This projection is based on the budgeted monthly operating expenses including projected costs for clinical trials.  There can be no assurances, however, that the Company will be able to continue to raise additional capital as may be needed and meet its projections for operating expenses.  If the Company is unable to raise additional capital as may be needed and meet its projections for operating expenses, it could have a material adverse effect on its liquidity.

THE MERGER	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 2 - THE MERGER

On May 16, 2011, the Company entered into the Merger Agreement by and among FPM, FPI, and MergerCo. Upon closing of the Merger, on May 16, 2011, MergerCo merged with and into FPI, and FPI, as the surviving corporation, became a wholly owned subsidiary of FPM.

FPM was organized on January 25, 2007 under the laws of the State of Nevada. FPM served as an electronics waste management solution provider, specializing in the collection, retirement, storage and remarketing of excess, damaged or obsolete electronic assets, such as computer, telecommunications and other electronic office equipment.

FPI, a Delaware corporation, is a molecular imaging company headquartered in Montclair, NJ. FPI was founded in 2003 to engage in the discovery, development and commercialization of proprietary products for the positron emission tomography (PET) market. The Company’s initial focus has been on the development of novel cardiovascular imaging agents that can more efficiently and effectively detect and assess acute and chronic forms of coronary artery disease (CAD). Molecular imaging pharmaceuticals are radiopharmaceuticals that enable early detection of disease through the visualization of subtle changes in biochemical and biological processes.

The Company did not have any outstanding options or warrants to purchase shares of capital stock immediately prior to the closing of the Merger. Upon closing of the Merger, the Company issued 2,611,375 shares of common stock and 1,807,229 shares of Series A Preferred Stock in the Private Placement and warrants to purchase 1,817,593 shares of common stock to placement agents in connection with the Private Placement. Prior to the Merger, we adopted the 2011 Equity Incentive Plan (the “2011 Plan”) and reserved 6,475,750 shares of common stock for issuance as awards to officers, directors, employees, consultants and others. Upon closing of the Merger, we issued options to purchase an aggregate of 4,423,500 shares of our common stock with strike prices ranging from $0.13 to $1.33 per share to certain of our post-Merger officers, directors, employees, consultants and others.

The shares of FPM's common stock issued to the former holders of FPI’s common stock in connection with the Merger, and the shares of the Company's common stock and warrants issued in the Private Placement, were not registered under the Securities Act, in reliance upon the exemption from registration provided by Section 4(2) of the Securities Act and Regulation D promulgated under that section, which exempts transactions by an issuer not involving any public offering. These securities may not be offered or sold in the United States absent registration or an applicable exemption from the registration requirements. Certificates representing these shares contain a legend stating the restrictions applicable to such shares.

2011 PRIVATE PLACEMENT	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 3. 2011 PRIVATE PLACEMENT

During the year ended December 31, 2011, the Company raised aggregate gross proceeds of $$7,093,065 pursuant to a Private Placement.  The Company entered into subscription agreements for the sale and issuance of an aggregate of 5,481,757 shares of its common stock, par value $.001 per share and 1,807,229 shares of Series A Preferred Stock, par value $.001 per share for a purchase price of $0.83 per share.  Investors who invested in the aggregate a minimum of $1,500,000 received Series A Preferred Stock, which has the rights and preferences set forth in the Certificate of Designation.  Investors who purchased Series A Preferred Stock received a four year warrant to purchase 50% of the shares purchased and the investors who purchased common stock received a four year warrant to purchase 35% of the shares purchased. The warrants are exercisable at an exercise price of $1.33.

In accordance with ASC Topic 470-20-30-5, the Company allocated the proceeds of the Series A Preferred Stock to detachable warrants and convertible instruments based upon their relative fair value of the preferred stock without the warrants and the warrants themselves at the time of issuance. The fair value of the warrants was determined following the guidance of ASC Topic 718; using Black-Scholes option model (using a risk free interest rate of 3.90 percent, volatility of 116.55 percent, exercise price of $1.33, current market value of $0.83 per share and an expected life of 5 years). The relative fair value of the Series A Warrant totaled $420,648. Using the principles of ASC 470-20-35-7, the Company concluded that the preferred stock discount related to the warrant was analogous to a dividend and is reflected as a dividend upon issuance, since the preferred stock is convertible upon issuance.

After determining the relative fair value of the proceeds attributable to the Series A Preferred Stock, the Company determined the intrinsic value of common stock that would be received, based on the fair value of the Company’s common stock on the date of issuance to the relative fair value of the proceeds attributable to the Series A Preferred Stock to determine whether there was a beneficial conversion feature.  The Company concluded that there was a beneficial conversion feature amounting to $420,648, which under the principles of ASC 470-20-35-7, is analogous to a dividend and is reflected as a dividend upon issuance, since the preferred stock is convertible upon issuance..

In connection with the issuance of the Series A Preferred Stock, the Company is required to pay a 10% cumulative preferred stock dividend, regardless of whether declared, on each June 30 and December 31.  For the year ended December 31, 2011, the Company had accrued $97,110, in relation to the preferred stock dividend, and increased the stated value of the Preferred Stock by 117,001, the number of shares issuable in connection with this preferred stock dividend.  These shares were issued in January 2012.  For the six months ended June 30, 2012, the Company has accrued $81,416, in relation to the preferred stock dividend, and increased the stated value of the Preferred Stock by 98,091, the number of shares issuable in connection with this preferred stock dividend.

All of the Investors represented that they were “accredited investors,” as that term is defined in Rule 501(a) of Regulation D under the Securities Act, and the sale of the securities was made in reliance on exemptions provided by Regulation D and Section 4(2) of the Securities Act of 1933, as amended.

In connection with the closing of the Private Placement, the Company entered into a registration rights agreement with the investors agreeing to file a registration statement within 60 days of the closing and to have the registration statement declared effective within 150 days of the closing, if the registration statement is not subject to a full review and within 180 days of the closing if the registration statement is subject to a full review.   The Company filed a registration statement with the SEC on July 18, 2011, which was declared effective by the SEC on November 2, 2011.

COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 4 - COMMITMENTS AND CONTINGENCIES

License Agreements

In the second quarter of 2009, the Company renegotiated three of its cardiac imaging licenses with Massachusetts General Hospital (MGH) into one exclusive technology license. The renegotiated license stipulates the Company meet certain obligations, including, but not limited to, raising an aggregate $2 million in capital by the second quarter of 2010; and meeting certain development milestones relating to clinical trials and filings with the FDA. MGH has the right to cancel or make non-exclusive certain licenses on certain patents should the Company fail to meet stipulated obligations and milestones. Additionally, upon commercialization, FluoroPharma is required to make specified milestone payments and royalties on commercial sales. Effective June 21, 2011, MGH extended the capital raise requirement through the second quarter of 2011, which requirement the Company met with the closing of a private placement offering in May 2011.

In the fourth quarter of 2011, the Company further renegotiated the exclusive technology license.  The renegotiated license extends the timelines for the development milestones by two years in exchange for a $20,000 payment. MGH has the right to cancel or make non-exclusive certain licenses on certain patents should the Company fail to meet stipulated obligations and milestones. Additionally, upon commercialization, FluoroPharma is required to make specified milestone payments and royalties on commercial sales.

We are current with all stipulated obligations and milestones under the cardiac imaging license agreement and the agreement remains in full force and effect. We believe that we maintain a good relationship with MGH and will be able to obtain waivers or extension of our obligations under the license agreement, should the need arise. If MGH were to refuse to provide us with a waiver or extension of any our obligations or were to cancel or make the license non-exclusive, this would have a material adverse impact on our business as we may be unable to commercialize products without exclusivity and we would lose our competitive edge for portions of our patent portfolio.

All of the Company’s other license agreements stipulate certain annual license fees and development milestone payments in addition to royalty payments upon commercialization.

Letter of Intent

On March 1, 2012, the Company entered into a Letter of Intent (“LOI”) with SGS Life Science Services (“SGS”), a company with its registered offices in Belgium, for clinical research services relating to the Company’s CardioPET Phase II study. The LOI contemplates the entry into a definitive contract and provides for the payment of an aggregate compensation of $290,272 to SGS, $174,163 of which was paid upon execution of the LOI and the balance to be paid within 30 days of the receipt of an invoice. All fees paid by the Company for the start-up services will be credited to fees provided for in the definitive contract. Immediately before entry into the LOI, the Company engaged FGK Representative Service GmbH to serve as the Company’s sponsor in compliance with the laws governing clinical trials conducted in the European Union.  The LOI and a definitive agreement ensure that a Phase II trial can begin upon production validation.

Executive Employment Contract

The Company has an employment contract with a key Company executive that provides for the continuation of salary and the grant of certain options to the executive if terminated for reasons other than cause, as defined in that agreement. The contract also provides for a $1 million bonus should the Company execute transactions as specified in the contract, including the sale of substantially all of the Company’s assets or stock or a merger transaction, any of which resulting in compensation to the Company’s stockholders aggregating in excess of $50 million for such transaction.

Lease Agreement

In July 2011, the Company entered into a three-year lease for office space which commenced May 1, 2012 and expires on April 30, 2015. The annual minimum lease payments over this three-year period for this office space are $45,600 per year. In conjunction with this agreement, the Company paid $5,700 as a security deposit and an additional $25,171 for leasehold improvements. The future minimum lease payments through April 30, 2015 are as follows:

Year ending December 31, 2012	$22,800
2013	45,600
2014	45,600
2015	15,200
$129,200

Legal Contingencies

We may occasionally become subject to legal proceedings and claims that arise in the ordinary course of our business.  It is impossible for us to predict with any certainty the outcome of any disputes that may arise, and we cannot predict whether any liability arising from claims and litigation will be material in relation to our financial position or results of operations.  As of June 30, 2012 the Company had no such proceedings or claims.

CAPITAL STOCK	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 5 - CAPITAL STOCK

All per share references have been restated to reflect the effect of the reverse merger/recapitalization as discussed in note 2.

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock, $0.001 par value; 3,500,000 shares have been designated Series A Preferred Stock. At June 30, 2012 and December 31, 2011, 2,022,321 and 1,924,230 shares of Series A preferred stock, respectively, were issued and outstanding.

Common Stock

The Company has authorized 200,000,000 shares of its common stock, $0.001 par value, At June 30, 2012 and December 31, 2011, the Company had issued and outstanding 22,440,894 and 22,310,894 shares of common stock, respectively, were issued and outstanding.

In March 2012 the Company issued 130,000 shares of common stock, valued at $0.85 per share, for services performed pursuant to a consulting agreement.

STOCK PURCHASE WARRANTS	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 6 - STOCK PURCHASE WARRANTS

Common Stock Warrants

The following is a summary of all common stock warrant activity through June 30, 2012:

	Number of Shares	Exercise Price	Weighted Average
	Under Warrants	Per Share	Exercise Price

Warrants issued and exercisable at December 31, 2010	638,217	$0.95- $2.00	$1.11
Warrants Granted	4,238,764	$0.83 - $1.33	$1.23
Warrants Expired	(41,250)	$2.00	$2.00

Warrants issued and exercisable at December 31, 2011	4,843,531	$0.95 - $2.00	$1.21
Warrants Granted	377,500	$0.50 - 0.83	0.59
Warrants Expired	(37,500)	$2.00	$2.00
Warrants issued and exercisable at June 30, 2012	5,183,531	$0.50 - $2.00	$1.16

During the quarter ended June 30, 2012, the Company issued an aggregate of 100,000 common stock warrants to non-employees for consulting services. The fair value of the warrants, determined using a Black-Scholes option model, was approximately $46,000 and is included in professional fees in the accompanying condensed consolidated statements of operations for the three and six months ended June 30, 2012.

In June 2012, the Company exchanged 277,500 common stock options for 277,500 common stock warrants with the same terms resulting in no incremental fair value to be recorded by the Company.

The following represents additional information related to common stock warrants outstanding and exercisable at June 30, 2012:

Exercise Price	Number of Shares Under Warrants	Weighted Average Remaining Contract Life in Years	Weighted Average Exercise Price
$0.50	277,500	1.80	$0.50
$0.83	961,028	3.56	$0.83
$0.95	86,250	0.69	$0.95
$1.00	426,417	1.85	$1.00
$1.33	3,432,336	3.01	$1.33
	5,183,531	2.81	$1.16

The Company used the Black-Scholes option price calculation to value the warrants granted in 2012 using the following weighted average assumptions: risk-free rate of 2.42%, volatility of 77.04%, and actual term and exercise price of warrants granted. See Note 1, Summary of Significant Accounting Policies, “Accounting for Share Based Payments.”

COMMON STOCK OPTIONS	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 7 - COMMON STOCK OPTIONS

On February 11, 2011, the Company adopted its 2011 Equity Incentive Plan (“the Plan”) under which 6,475,750 shares of common stock were reserved for issuance under options or other equity interests as set forth in the Plan. Under the Plan, options are available for issuance to employees, officers, directors, consultants and advisors. The Plan provides that the Board of Directors will determine the exercise price and vesting terms of each option on the date of grant. Options granted under the Plan generally expire ten years from the date of grant.

In connection with the Merger, the Company exchanged issued and outstanding stock options in FPI for stock options in FPM with substantially the same terms.  Pursuant to the Merger, the shares of FPI were modified for the exchange ratio of 3 for 2 whereby the exchange ratio was applied to the original exercise price of the option and the common shares underlying the option.  In connection with this modification to the terms of the stock options, the Company recorded a one-time charge of $1,351,452 to stock option expense.

In May 2011, prior to the Merger, the Company granted Johan (Thijs) Spoor, the Company’s CEO, options to purchase 400,000, shares of common stock in the Company at $0.75 per share (aggregate fair value of $200,763). Mr. Spoor’s options will vest annually over four (4) years.  These options were adjusted for the exchange ratio and post merger the options are exercisable into 600,000 shares of common stock at $0.50 (aggregate fair value of $671,520) per share with one-quarter vesting annually.

Additionally, in May 2011, the Company issued 450,000 shares of common stock to a director of the Company as a cashless exercise of 900,000 Stock Options.  Immediately following the Merger, FPM granted 161,250 shares of restricted stock under the Plan, to another director of the Company, in the cashless exercise of 215,000 (pre-merger FluoroPharma, Inc. options) options issued to a director of the Company.

The following is a summary of all common stock option activity during the period ended June 30, 2012:

	Shares Under Options Outstanding	Weighted Average Exercise Price

Outstanding at December 31, 2010	4,616,000	$0.47
Options granted	666,584	$0.57
Options forfeited	-
Options exercised	(1,115,000)	$0. 55
Outstanding at December 31, 2011	4,167,584	$0.62
Options granted	316,464	$0.83
Options forfeited	(787,500)	$0.27
Options exercised	-	-
Outstanding at June 30, 2012	3,696,548	$0.63

	Options Exercisable	Weighted Average Exercise Price per Share
Exercisable at December 31, 2011	2,876,714	$0.58
Exercisable at June 30, 2012	2,515,678	$0.66

The weighted average fair value of options granted during the quarter ended June 30, 2012 was $0.52.

The following represents additional information related to common stock options outstanding and exercisable at June 30, 2012:

	Outstanding			Exercisable
		Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
Exercise Price	Number of	Contract Life	Exercise	Number of	Exercise
Price	Shares	in Years	Price	Shares	Price

$0.13	15,000	2.92	$0.13	15,000	$0.13
$0.17	675,000	7.11	$0.17	675,000	$0.17
$0.50	1,402,500	8.07	$0.50	472,500	$0.50
$0.67	318,000	0.50	$0.67	318,000	$0.67
$0.83	316,464	9.89	$0.83	96,464	$0.83
$0.95	573,000	4.57	$0.95	573,000	$0.95
$1.05	30,870	9.44	$1.05	-	$1.05
$1.17	165,000	5.56	$1.17	165,000	$1.17
$1.33	165,000	6.42	$1.33	165,000	$1.33
$1.40	35,714	8.94	$1.40	35,714	$1.40
	3,696,548	6.67	$0.63	2,515,678	$0.66

The weighted average remaining contractual term for fully vested share options (exercisable, above) and options expected to vest (outstanding, above) is 5.70 and 6.67 years, respectively.  The aggregate intrinsic value of all of the Company’s options is approximately $252,000.

As of June 30, 2012, there was approximately $969,000 of unrecognized compensation cost related to non-vested options. Weighted average period of non-vested stock options was 8.96 years as of June 30, 2012.

The Company used the Black-Scholes option price calculation to value the options granted in 2012, using the following assumptions: risk-free interest rate of 2.42%, volatility of 77.04%; average term of five (5) years and exercise price of options granted. See Note 1, Summary of Significant Accounting Policies, “Accounting for Share Based Payments.”  Options granted to consultants and other non-employees are recorded at fair value at the date of grant and subsequently adjusted to fair value at the end of each reporting period until such options vest, and the fair value of the options, as adjusted, is amortized to consulting expense over the related vesting period.

SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 8 - SUBSEQUENT EVENTS

The Company evaluated events occurring subsequent to June 30, 2012, identifying those that are required to be disclosed as follows:

On July 1, 2012, the Company issued an aggregate of 60,000 stock options to the independent directors of its Board of Directors at an exercise price per share of $0.83 as compensation.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2012
Summary Of Significant Accounting Policies Policies
Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of FluoroPharma Medical, Inc. and subsidiary (“FPM”, "FluoroPharma" or the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and the rules and regulations of the U.S. Securities and Exchange Commission (the "SEC").  Accordingly, the unaudited condensed consolidated financial statements do not include all information and footnotes required by accounting principles generally accepted in the United States of America for complete annual financial statements.  In the opinion of management, the accompanying unaudited condensed consolidated financial statements reflect all adjustments, consisting of only normal recurring adjustments, considered necessary for a fair presentation.  Certain prior year amounts in the condensed consolidated financial statements and notes thereto have been reclassified to conform to the current period’s presentation. Interim operating results are not necessarily indicative of results that may be expected for the year ending December 31, 2012 or for any other interim period.  The unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements of the Company and the notes thereto as of and for the year ended December 31, 2011, as included in the Company's Form 10-K filed with the SEC on March 16, 2012.

As of June 30, 2012, the Company has not generated any revenues from the development of its products and is therefore still considered to be a development stage company as defined in Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 915 “Development Stage Entities”. The Company is devoting substantially all of its present efforts to research and development of commercially viable products that meet the standards of and are approved by the Food and Drug Administration, raising capital and attracting qualified advisors and personnel to further advance the Company’s goals. The Company has not commenced its planned principal operations, has not generated any revenues from operations and has no assurance of any future revenues. All losses accumulated since incorporation on June 13, 2003 have been considered as part of the Company's development stage activities.

On May 16, 2011, the Company entered into an Agreement and Plan of Merger (the "Merger Agreement") with FluoroPharma, Inc., a Delaware corporation ("FPI"), and FPI Merger Corporation, a newly formed, wholly owned Delaware subsidiary of FPM ("MergerCo”). Upon closing of the merger transaction contemplated under the Merger Agreement (the "Merger"), on May 16, 2011, MergerCo merged with and into FPI, and FPI, as the surviving corporation, became a wholly owned subsidiary of FPM.

The acquisition was accounted for as a reverse merger using accounting principles applicable to reverse acquisitions whereby the financial statements subsequent to the date of the transaction are presented as a continuation of FPI.  Under reverse acquisition accounting FluoroPharma, Inc. (the legal subsidiary) will be treated as the accounting parent (acquirer) and FPM (the legal parent) will be treated as the accounting subsidiary (acquiree).  All outstanding shares have been restated to reflect the effect of the recapitalization, which includes a 3 for 2 issuance of FPM shares to FPI shareholders.

Use of Estimates

The accompanying condensed consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, and include certain estimates and assumptions which affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period, including contingencies. Accordingly, actual results may differ from those estimates.

Concentration of Risks

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company primarily maintains its cash balances with financial institutions in federally insured accounts. The Company has not experienced any losses to date resulting from this practice.

Principles of Consolidation	The condensed consolidated financial statements include the accounts of the Company and the Subsidiary. Intercompany transactions and balances have been eliminated upon consolidation.
Property and Equipment

Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The Company’s property and equipment at June 30, 2012 and December 31, 2011 consisted of computer and office equipment and machinery and equipment with estimated useful lives of three to five years.

Intangible Assets

The Company’s intangible assets consist of technology licenses and website development costs, and are carried at the legal cost to obtain them. Intangible assets are amortized using the straight-line method over the estimated useful life. Useful lives are as follows: technology licenses, five to 15 years; website development costs, three years.

Impairments

The Company assesses the impairment of long-lived assets, including other intangible assets, whenever events or changes in circumstances indicate that their carrying value may not be recoverable in accordance with ASC Topic 360-10-35, “Impairment or Disposal of Long-Lived Assets.” The determination of related estimated useful lives and whether or not these assets are impaired involves significant judgments, related primarily to the future profitability and/or future value of the assets. The Company records an impairment charge if it believes an investment has experienced a decline in value that is other than temporary.

Management has determined that no impairments were required as of June 30, 2012 or December 31, 2011.

Fair Value of Financial Instruments

The Company's financial instruments primarily consist of cash and cash equivalents and accounts payable. All instruments are accounted for on the historical cost basis, which, due to the short maturity of these financial instruments, approximates the fair value at the reporting dates of these financial statements.

ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels as follows:

Level 1: Quoted prices for identical instruments in active markets accessible at the measurement date.

Level 2: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3: Unobservable inputs for the instrument are only used when there is little, if any, market activity for the instrument at the measurement date. Price or valuation techniques require inputs that are both significant to the fair value measurement and unobservable.

Income Taxes

The Company accounts for income taxes and the related accounts under the liability method. Deferred tax assets and liabilities are determined based on the differences between the financial statement carrying amounts and the income tax bases of assets and liabilities. A valuation allowance is applied against any net deferred tax asset if, based on available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company continues to recognize net operating losses. The estimated operating loss for this period is $1,800,000, which results in an increase in the deferred tax asset and associated valuation allowance of approximately $619,000, using the combined state and federal tax rates of approximately 38%.

There are no unrecognized tax benefits included in the consolidated balance sheets that would, if recognized, affect the effective tax rate.

The Company’s policy is to recognize interest and/or penalties related to income tax matters in income tax expense.  The Company had no accrual for interest or penalties on its balance sheets at June 30, 2012 or December 31, 2011, and has not recognized interest and/or penalties in the statement of operations for the periods ended June 30, 2012 and December 31, 2011.   Further, the Company currently has no open tax years, subject to audit prior to December 31, 2008.

Accounting for Share-Based Payments

The Company follows the provisions of ASC Topic 718, which establishes the accounting for transactions in which an entity exchanges equity securities for services and requires companies to expense the estimated fair value of these awards over the requisite service period. FPM uses the Black-Scholes option pricing model in determining fair value. Accordingly, compensation cost has been recognized using the fair value method and expected term accrual requirements as prescribed, which resulted in employee stock-based compensation expense for the six months ending June 30, 2012 and June 30, 2011 of $158,430 and $1,566,816, respectively.

A portion of the 2011 expense was the result of changes to the terms of previously granted options in the Merger. The number of shares increased (3 for 2) and the exercise prices decreased.

The Company accounts for share-based payments granted to non-employees in accordance with ASC Topic 505, “Equity Based Payments to Non-Employees.” The Company determines the fair value of the stock-based payment as either the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable.  If the fair value of the equity instruments issued is used, it is measured using the stock price and other measurement assumptions as of the earlier of either (1) the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or (2) the date at which the counterparty’s performance is complete.

Loss per Share

The Company computes net income (loss) per common share in accordance with ASC Topic 260. Net income (loss) per share is based upon the weighted average number of outstanding common shares and the dilutive effect of common share equivalents, such as options and warrants to purchase common stock, and convertible notes, if applicable, that are outstanding each year.

Net loss per share is presented as both basic and diluted net loss per share. Basic net loss per share excludes any dilutive effects of options and warrants. Diluted net loss per share includes the impact of potentially dilutive securities. No dilutive effect was calculated for the three and six months ended June 30, 2012 and 2011 as the Company reported a net loss for each respective period and the effect would have been anti-dilutive. As of June 30, 2012, the Company had outstanding options exercisable for 3,876,548 shares of its common stock and warrants exercisable for 5,183,531 shares of its common stock.  As of June 30, 2011, the Company had outstanding options exercisable for 4,101,000 shares of its common stock and warrants exercisable for 3,934,780 shares of its common stock.

Research and Development Costs	Research and development costs are expensed as incurred.
Recent Accounting Pronouncements	Management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.
Liquidity

The Company has experienced net losses and negative cash flows from operations since its inception.  The Company has sustained cumulative losses since inception of $14,619,128 as of June 30, 2012.  The Company has historically financed its operations through issuances of equity and the proceeds of debt instruments. In the past, the Company has also provided for its cash needs by issuing common stock, options and warrants for certain operating costs, including consulting and professional fees.

The Company continues to actively pursue various funding options, including equity offerings and debt financings, to obtain additional funds to continue the development of its products and bring them to commercial markets. There can be no assurance that we will be able to consummate any fund raising transactions on terms acceptable to us or at all.

The Company’s current cash reserves of approximately $1.7 million as of the date of this report, should provide the Company with sufficient cash to fund its operations into 2013.  This projection is based on the budgeted monthly operating expenses including projected costs for clinical trials.  There can be no assurances, however, that the Company will be able to continue to raise additional capital as may be needed and meet its projections for operating expenses.  If the Company is unable to raise additional capital as may be needed and meet its projections for operating expenses, it could have a material adverse effect on its liquidity.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2012
Summary Of Significant Accounting Policies Tables
Accounting for Share-Based Payments

The fair value of each share-based payment is estimated on the measurement date using the Black-Scholes model with the following assumptions:

	2012	2011

Risk-free interest rate	2.42%	3.90%
Expected volatility	77.04%	117%
Dividend yield	none	none

COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2012
Commitments And Contingencies Tables
COMMITMENTS AND CONTINGENCIES	The future minimum lease payments through April 30, 2015 are as follows:
Year ending December 31, 2012	$22,800
2013	45,600
2014	45,600
2015	15,200
$129,200

STOCK PURCHASE WARRANTS (Tables)	6 Months Ended
Jun. 30, 2012
Stock Purchase Warrants Tables
Common stock warrant activity

The following is a summary of all common stock warrant activity through June 30, 2012:

	Number of Shares	Exercise Price	Weighted Average
	Under Warrants	Per Share	Exercise Price

Warrants issued and exercisable at December 31, 2010	638,217	$0.95- $2.00	$1.11
Warrants Granted	4,238,764	$0.83 - $1.33	$1.23
Warrants Expired	(41,250)	$2.00	$2.00

Warrants issued and exercisable at December 31, 2011	4,843,531	$0.95 - $2.00	$1.21
Warrants Granted	377,500	$0.50 - 0.83	0.59
Warrants Expired	(37,500)	$2.00	$2.00
Warrants issued and exercisable at June 30, 2012	5,183,531	$0.50 - $2.00	$1.16

Common stock warrants outstanding and exercisable

The following represents additional information related to common stock warrants outstanding and exercisable at June 30, 2012:

Exercise Price	Number of Shares Under Warrants	Weighted Average Remaining Contract Life in Years	Weighted Average Exercise Price
$0.50	277,500	1.80	$0.50
$0.83	961,028	3.56	$0.83
$0.95	86,250	0.69	$0.95
$1.00	426,417	1.85	$1.00
$1.33	3,432,336	3.99	$1.33
	5,183,531	3.46	$1.16

COMMON STOCK OPTIONS (Tables)	6 Months Ended
Jun. 30, 2012
Common Stock Options Tables
Common stock option activity

The following is a summary of all common stock option activity during the period ended June 30, 2012:

	Shares Under Options Outstanding	Weighted Average Exercise Price

Outstanding at December 31, 2010	4,616,000	$0.47
Options granted	666,584	$0.57
Options forfeited	-
Options exercised	(1,115,000)	$0. 55
Outstanding at December 31, 2011	4,167,584	$0.62
Options granted	316,464	$0.83
Options forfeited	(787,500)	$0.27
Options exercised	-	-
Outstanding at June 30, 2012	3,696,548	$0.63

	Options Exercisable	Weighted Average Exercise Price per Share
Exercisable at December 31, 2011	2,876,714	$0.58
Exercisable at June 30, 2012	2,515,678	$0.66

Common stock options outstanding and exercisable

The following represents additional information related to common stock options outstanding and exercisable at June 30, 2012:

	Outstanding			Exercisable
		Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
Exercise Price	Number of	Contract Life	Exercise	Number of	Exercise
Price	Shares	in Years	Price	Shares	Price

$0.13	15,000	2.92	$0.13	15,000	$0.13
$0.17	675,000	7.11	$0.17	675,000	$0.17
$0.50	1,402,500	8.07	$0.50	472,500	$0.50
$0.67	318,000	0.50	$0.67	318,000	$0.67
$0.83	316,464	9.89	$0.83	96,464	$0.83
$0.95	573,000	4.57	$0.95	573,000	$0.95
$1.05	30,870	9.44	$1.05	-	$1.05
$1.17	165,000	5.56	$1.17	165,000	$1.17
$1.33	165,000	6.42	$1.33	165,000	$1.33
$1.40	35,714	8.94	$1.40	35,714	$1.40
	3,696,548	6.67	$0.63	2,515,678	$0.66

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Fair value of each share-based payment is estimated on the following assumptions
Risk-free interest rate	2.42%	3.90%
Expected volatility	77.40%	117.00%
Dividend yield	0.00%	0.00%

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Jun. 30, 2012
The future minimum lease payments
Year ending December 31, 2012	$ 22,800
2013	45,600
2014	45,600
2015	15,200
Total future miimum lease payments	$ 129,200

STOCK PURCHASE WARRANTS (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jul. 01, 2012
Summary of all common stock option activity
Outstanding shares, beginning	4,167,584	4,616,000
Warrants Granted	316,464	666,584
Warrants Expired	(787,500)
Outstanding shares, ending	3,696,548	4,167,584
Warrants Granted Minimum	$ 0.13
Warrants Granted maximum	$ 1.33
Outstanding weighted average exercise price, beginning	$ 0.62	$ 0.47	$ 0.83
Warrants Granted	$ 0.83	$ 0.57
Warrants Expired	$ 0.27	$ 0
Outstanding weighted average exercise price, ending	$ 0.63	$ 0.62	$ 0.83
Warrant [Member]
Summary of all common stock option activity
Outstanding shares, beginning	4,843,531	638,217
Warrants Granted	377,500	4,238,764
Warrants Expired	(37,500)	(41,250)
Outstanding shares, ending	5,183,531	4,843,531
Warrants issued and exercisable, beginning	$ 0.95	$ 0.95
Warrants issued and exercisable, beginning	$ 2	$ 2
Warrants Granted Minimum	$ 0.5	$ 0.83
Warrants Granted maximum	$ 0.83	$ 1.33
Warrants Expired	$ 2	$ 2
Warrants issued and exercisable, ending	$ 0.5	$ 0.95
Warrants issued and exercisable, ending	$ 2	$ 2
Outstanding weighted average exercise price, beginning	$ 1.21	$ 1.11
Warrants Granted	$ 0.59	$ 1.23
Warrants Expired	$ 2	$ 2
Outstanding weighted average exercise price, ending	$ 1.16	$ 1.21

STOCK PURCHASE WARRANTS (Details 1) (USD $)	Jul. 01, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Purchase Warrants
Number of Shares		3,696,548	4,167,584	4,616,000
Weighted Average Exercise Price	$ 0.83	$ 0.63	$ 0.62	$ 0.47
Warrant [Member]
Stock Purchase Warrants
Number of Shares		5,183,531	4,843,531	638,217
Weighted Average Exercise Price		$ 1.16	$ 1.21	$ 1.11
Warrant [Member] | ExcersiePriceZeroPointFiveMember
Stock Purchase Warrants
Number of Shares		277,500
Weighted Average Remaining Contract Life in Years		1.8
Weighted Average Exercise Price		$ 0.5
Warrant [Member] | ExcersiePriceZeroPointEightThreeMember
Stock Purchase Warrants
Number of Shares		961,028
Weighted Average Remaining Contract Life in Years		3.56
Weighted Average Exercise Price		$ 0.83
Warrant [Member] | ExcersiePriceZeroPointNineFiveMember
Stock Purchase Warrants
Number of Shares		86,250
Weighted Average Remaining Contract Life in Years		0.69
Weighted Average Exercise Price		$ 0.95
Warrant [Member] | ExcersiePriceOnePointZeroZerMember
Stock Purchase Warrants
Number of Shares		426,417
Weighted Average Remaining Contract Life in Years		1.85
Weighted Average Exercise Price		$ 1
Warrant [Member] | ExcersiePriceOnePointThreeThreeMember
Stock Purchase Warrants
Number of Shares		3,432,336
Weighted Average Remaining Contract Life in Years		3.01
Weighted Average Exercise Price		$ 1.33
Warrant [Member] | ExcersiePriceOnePointOneSixMember
Stock Purchase Warrants
Number of Shares		5,183,531
Weighted Average Remaining Contract Life in Years		2.81
Weighted Average Exercise Price		$ 1.16

COMMON STOCK OPTIONS (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jul. 01, 2012
Summary of all common stock option activity
Outstanding shares, beginning	4,167,584	4,616,000
Options granted, shares	316,464	666,584
Options forfeited, shares	(787,500)
Options exercised, shares		(1,115,000)
Outstanding shares, ending	3,696,548	4,167,584
Exercisable shares	2,515,678	2,876,714	60,000
Outstanding weighted average exercise price, beginning	$ 0.62	$ 0.47	$ 0.83
Options granted, weighted average exercise price	$ 0.83	$ 0.57
Options forfeited, weighted average exercise price	$ 0.27	$ 0
Options exercised, weighted average exercise price	$ 0	$ 0.55
Outstanding weighted average exercise price, ending	$ 0.63	$ 0.62	$ 0.83
Exercisable, weighted average exercise price	$ 0.66	$ 0.58

COMMON STOCK OPTIONS (Details 1) (USD $)	Jul. 01, 2012	Jun. 30, 2012 Decimal	Dec. 31, 2011	Dec. 31, 2010
Additional information related to common stock options outstanding and exercisable
Outstanding, number of shares		3,696,548	4,167,584	4,616,000
Outstanding, weighted average remaining contractual life		6.67
Outstanding, weighted average exercise price	$ 0.83	$ 0.63	$ 0.62	$ 0.47
Exercisable, number of shares	60,000	2,515,678	2,876,714
Exercisable, weighted average exercise price		$ 0.66	$ 0.58
ExercisePrice0Point13Member
Additional information related to common stock options outstanding and exercisable
Outstanding, number of shares		15,000
Outstanding, weighted average remaining contractual life		2.92
Outstanding, weighted average exercise price		$ 0.13
Exercisable, number of shares		15,000
Exercisable, weighted average exercise price		$ 0.13
ExercisePrice0Point17Member
Additional information related to common stock options outstanding and exercisable
Outstanding, number of shares		675,000
Outstanding, weighted average remaining contractual life		7.11
Outstanding, weighted average exercise price		$ 0.17
Exercisable, number of shares		675,000
Exercisable, weighted average exercise price		$ 0.17
ExercisePrice0Point50Member
Additional information related to common stock options outstanding and exercisable
Outstanding, number of shares		1,402,500
Outstanding, weighted average remaining contractual life		8.07
Outstanding, weighted average exercise price		$ 0.5
Exercisable, number of shares		472,500
Exercisable, weighted average exercise price		$ 0.5
ExercisePrice0Point67Member
Additional information related to common stock options outstanding and exercisable
Outstanding, number of shares		318,000
Outstanding, weighted average remaining contractual life		0.5
Outstanding, weighted average exercise price		$ 0.67
Exercisable, number of shares		318,000
Exercisable, weighted average exercise price		$ 0.67
ExercisePrice0Point83Member
Additional information related to common stock options outstanding and exercisable
Outstanding, number of shares		316,464
Outstanding, weighted average remaining contractual life		9.89
Outstanding, weighted average exercise price		$ 0.83
Exercisable, number of shares		96,464
Exercisable, weighted average exercise price		$ 0.83
ExercisePrice0Point95Member
Additional information related to common stock options outstanding and exercisable
Outstanding, number of shares		573,000
Outstanding, weighted average remaining contractual life		4.57
Outstanding, weighted average exercise price		$ 0.95
Exercisable, number of shares		573,000
Exercisable, weighted average exercise price		$ 0.95
ExercisePrice1Point05Member
Additional information related to common stock options outstanding and exercisable
Outstanding, number of shares		30,870
Outstanding, weighted average remaining contractual life		9.44
Outstanding, weighted average exercise price		$ 1.05
Exercisable, number of shares
Exercisable, weighted average exercise price		$ 1.05
ExercisePrice1Point17Member
Additional information related to common stock options outstanding and exercisable
Outstanding, number of shares		165,000
Outstanding, weighted average remaining contractual life		5.56
Outstanding, weighted average exercise price		$ 1.17
Exercisable, number of shares		165,000
Exercisable, weighted average exercise price		$ 1.17
ExercisePrice1Point33Member
Additional information related to common stock options outstanding and exercisable
Outstanding, number of shares		165,000
Outstanding, weighted average remaining contractual life		6.42
Outstanding, weighted average exercise price		$ 1.33
Exercisable, number of shares		165,000
Exercisable, weighted average exercise price		$ 1.33
ExercisePrice1Point40Member
Additional information related to common stock options outstanding and exercisable
Outstanding, number of shares		35,714
Outstanding, weighted average remaining contractual life		8.94
Outstanding, weighted average exercise price		$ 1.4
Exercisable, number of shares		35,714
Exercisable, weighted average exercise price		$ 1.4

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textuals) (USD $)	3 Months Ended		6 Months Ended		109 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Notes to Financial Statements
Merger agreement date			May 16, 2011
Acquired entity			FPI Merger Corporation
Acquirer entity			FluoroPharma Inc.
Merger description			The acquisition was accounted for as a reverse merger using accounting principles applicable to reverse acquisitions whereby the financial statements subsequent to the date of the transaction are presented as a continuation of FPI. Under reverse acquisition accounting FluoroPharma, Inc. (the legal subsidiary) will be treated as the accounting parent (acquirer) and FPM (the legal parent) will be treated as the accounting subsidiary (acquiree)
Merger, equity interest issued or issuable			3 for 2 issuance of FPM shares to FPI shareholders
Deferred tax asset, valuation allowance	$ 619,000		$ 619,000		$ 619,000
State and federal tax rates			38.00%
Employee stock-based compensation expense			158,430	1,566,816
Outstanding options exercisable		4,101,000		4,101,000
Warrants exercisable		3,934,780		3,934,780
Net Loss Attributable to Common Stockholders	$ (892,059)	$ (1,935,927)	$ (1,745,399)	$ (2,147,084)	$ (14,619,128)
Company's current cash reserves			Approximately $1.7 million as of the date of this report, should provide the Company with sufficient cash to fund its operations into 2013
Method used for share based compensation measurement			Black-Scholes model

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textuals 1)	6 Months Ended
Jun. 30, 2012
Website Development Cost [Member]
Intangible Assets
Intangible assets, useful life	3 years
Minimum [Member] | Technology Licensing [Member]
Intangible Assets
Intangible assets, useful life	5 years
Maximum [Member] | Technology Licensing [Member]
Intangible Assets
Intangible assets, useful life	15 years
Machinery and Equipment [Member] | Minimum [Member]
Property and equipment
Property and equipment, estimated useful lives	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property and equipment
Property and equipment, estimated useful lives	5 years

THE MERGER (Details Textuals) (USD $)	6 Months Ended
Jun. 30, 2012
Merger additional details
The Company issued shares of common stock	2,611,375
The Company issued shares of Series A Preferred Stock in the Private Placement	1,807,229
Purchase shares of common stock	1,817,593
Issued options to purchase an aggregate shares of our common stock after merger	4,423,500
Strike prices range, lower limit	$ 0.13
Strike prices range, higher limit	$ 1.33
2011 Plan [Member]
Merger additional details
Shares of common stock for issuance as awards to officers, directors, employees, consultants and others before merger	6,475,750

2011 PRIVATE PLACEMENT (Details Textuals) (USD $)	6 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Jun. 30, 2012 Private Placement [Member]	Dec. 31, 2011 Private Placement [Member]
Private placement additional details
The Company raised aggregate gross proceeds pursuant to a Private Placement								$ 7,093,065
Subscription agreements for the sale and issuance of shares								5,481,757
common stock, par value	$ 0.001			$ 0.001
Series A Preferred Stock, par value				$ 0.001
Purchase price per share			$ 0.85
Consideration received								Investors who invested in the aggregate a minimum of $1,500,000 received Series A Preferred Stock, which has the rights and preferences set forth in the Certificate of Designation. Investors who purchased Series A Preferred Stock received a four year warrant to purchase 50% of the shares purchased and the investors who purchased common stock received a four year warrant to purchase 35% of the shares purchased. The warrants are exercisable at an exercise price of $1.33
Cumulative preferred stock dividend, rate								10.00%
Accrued preferred stock dividend							$ 81,416	$ 97,110
Increase in number of the Preferred Stock, shares							98,091	117,001
Fair value of the warrants
Risk free interest rate	2.42%	3.90%			2.42%	3.90%
Volatility	77.40%	117.00%			77.04%	116.55%
Exercise price						$ 1.33
Market value						$ 0.83
Expected life	5 years					5 years

COMMITMENTS AND CONTINGENCIES (Details Textuals) (USD $)	3 Months Ended		6 Months Ended
	Dec. 31, 2011	Jun. 30, 2009	Jun. 30, 2012
Commitments and contingencies additional details
Renegotiated license stipulates	The renegotiated license extends the timelines for the development milestones by two years in exchange for a $20,000 payment	the Company meet certain obligations, including, but not limited to, raising an aggregate $2 million in capital by the second quarter of 2010; and meeting certain development milestones relating to clinical trials and filings with the FDA
Payment of an aggregate compensation to SGS			$ 290,272
Amount paid upon execution of the LOI			174,163
Bonus for key company executive if the Company execute transactions as specified in the contract			1
Executive employment contract conditions			should the Company execute transactions as specified in the contract, including the sale of substantially all of the Company��s assets or stock or a merger transaction, any of which resulting in compensation to the Company��s stockholders aggregating in excess of $50 million for such transaction
Lease term for office space			3 years
Annual minimum lease payments			45,600
Security deposit for lease			5,700
Leasehold improvements			$ 25,171

CAPITAL STOCK (Details Textuals) (USD $)	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Capital stock additional details
Preferred stock, authorized	10,000,000		10,000,000
Preferred stock Series A,designated	3,500,000		3,500,000
Preferred stock Series A, par value	$ 0.001		$ 0.001
Preferred stock Series A, Issued	2,022,321		1,924,230
Common stock, par value	$ 0.001		$ 0.001
Common stock, Authorized	200,000,000		200,000,000
Common stock, Issued	22,440,894	130,000	22,440,894
Common stock, per share		$ 0.85

STOCK PURCHASE WARRANTS (Details Textuals)	6 Months Ended			12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]
Number of common stock exchanged for warrants	277,500
Method used for calculations	Black-Scholes model		Black-Scholes option price calculation
Risk free rate assumed	2.42%	3.90%	2.42%	3.90%
Expected volatility rate	77.40%	117.00%	77.04%	116.55%

COMMON STOCK OPTIONS (Details Textuals) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Feb. 11, 2011
Common stock options additional details
Shares reserved under stock option plans				6,475,750
Stock option expense	$ 1,351,452
Number of options exercised			(1,115,000)
Weighted average fair value of options granted	$ 0.52
Weighted average remaining contract life, exercisable options	5 years 8 months 4 days
Weighted average remaining contract life, outstanding options	6 years 8 months 1 day
Aggregate intrinsic value of options	252,000
Unrecognized compensation cost related to non-vested options	969,000
Weighted average period of non vested options	8 years 11 months 15 days
Risk free rate assumed	2.42%	3.90%
Expected volatility rate	77.40%	117.00%
Average term	5 years
Chief Executive Officer [Member]
Common stock options additional details
Number of shares received as options	400,000
Exercise price	$ 0.75
Fair value of share options	$ 200,763
Vesting period	4 years
Stock options to CEO, Description	These options were adjusted for the exchange ratio and post merger the options are exercisable into 600,000 shares of common stock at $0.50 (aggregate fair value of $671,520) per share with one-quarter vesting annually.
Director [Member]
Common stock options additional details
Number of shares received as options	450,000
Number of options exercised	900,000
Director 1 [Member]
Common stock options additional details
Number of shares received as options	161,250
Number of options exercised	215,000

SUBSEQUENT EVENTS (Details Textuals) (USD $)	Jul. 01, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Subsequent Events
Number of options issued	60,000	2,515,678	2,876,714
Exercise price of options	$ 0.83	$ 0.63	$ 0.62	$ 0.47